Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2020
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

15. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

RMB
Balance as of January 1, 2018	12
Foreign currency translation adjustments, net of tax of nil	18,032
Balance as of December 31, 2018	18,044
Foreign currency translation adjustments, net of tax of nil	21,967
Balance as of December 31, 2019	40,011
Foreign currency translation adjustments, net of tax of nil	(212,597)
Balance as of December 31, 2020	(172,586)
Balance as of December 31, 2020, in US$	(26,450)

There have been no reclassifications out of accumulated other comprehensive income (loss) to net loss for the periods presented.